Cover Page	May 10, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 10, 2021
Entity Registrant Name	VIATRIS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39695
Entity Tax Identification Number	83-4364296
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	VTRS
Title of 12(b) Security	Common Stock, par value $0.01 per share
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001792044